ASSETS HELD FOR SALE AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of properties disposed	The details of the disposed properties are as follows:

Property	Location	Date disposed	Sale price
50 Casmir Ct.	Concord, Canada	August 15, 2023	$20,575
4701 S. Cowan Rd.	Muncie, USA	March 15, 2023	24,703
			$45,278

Disclosure of fair value changes in properties classified as assets held for sale
The following table summarizes the fair value changes in properties classified as assets held for sale:

Years ended December 31,	2023	2022
Balance, beginning of year	$41,182	$64,612
Fair value gains, net	3,627	1,934
Foreign currency translation, net	469	(1,877)
Other changes	—	5
Disposals	(45,278)	(66,021)
Classified as assets held for sale	—	42,529
Balance, end of year	$—	$41,182